Note 4 - Private Placement (Details Textual) - USD ($)	Feb. 12, 2025	Apr. 20, 2026
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10
Archimedes Tech SPAC Partners II Co [Member]
Units Issued, Price Per Unit	$ 10
Private Placement Warrants [Member] | Archimedes Tech SPAC Partners II Co [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
Private Placement [Member] | Archimedes Tech SPAC Partners II Co [Member]
Units Issued During Period, Shares (in shares)	840,000
Units Issued, Price Per Unit	$ 10
Proceeds from Issuance or Sale of Equity	$ 8,400,000
Units Issued, Number of Shares Per Unit	1
Units Issued, Number of Warrants Per Unit	0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5